Capital Management and Risk Policies - Schedule of Changes in Gross Carrying Amount of Specific Segment Portfolio (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	$ 32,347,033	$ 25,954,531
Financial assets derecognized during the period other than writte-offs	(7,623,848)	(11,440,277)
New financial assets originated or purchased	21,476,524	24,838,100
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
FX and other movements	335,327
FX and other movements	(10,438,466)	(1,848,424)
Inflation Effect		(5,156,897)
Gross carrying amount, Ending Balance	36,096,570	32,347,033
Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	109,917,812
Financial assets derecognized during the period other than writte-offs	(8,103,546)
New financial assets originated or purchased	31,583,903
Modification of contractual cash flows of financial assets	0
Changes in interest accrual	0
FX and other movements	1,696,325
FX and other movements	(35,470,745)
Gross carrying amount, Ending Balance	99,623,749	109,917,812
Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	131,326,442	100,075,859
Financial assets derecognized during the period other than writte-offs	(37,908,360)	(71,991,271)
New financial assets originated or purchased	85,180,890	124,935,771
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
FX and other movements	5,004,740
FX and other movements	(41,720,181)	(1,809,873)
Inflation Effect		(19,884,044)
Gross carrying amount, Ending Balance	141,883,531	131,326,442
Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	51,375,287	53,471,401
Financial assets derecognized during the period other than writte-offs	(3,263,555)	(3,519,840)
New financial assets originated or purchased	17,950,323	12,047,942
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
FX and other movements	(16,578,930)
Inflation Effect		(10,624,216)
Gross carrying amount, Ending Balance	49,483,125	51,375,287
Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	109,917,812	86,102,794
Financial assets derecognized during the period other than writte-offs		(11,809,793)
New financial assets originated or purchased		48,467,065
Modification of contractual cash flows of financial assets		0
Changes in interest accrual		0
FX and other movements		4,265,482
Inflation Effect		(17,107,736)
Gross carrying amount, Ending Balance		109,917,812
12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	28,022,638	24,312,706
Financial assets derecognized during the period other than writte-offs	(6,202,481)	(10,394,945)
New financial assets originated or purchased	17,476,427	21,198,887
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
FX and other movements	204,089
FX and other movements	(9,042,974)	(1,457,820)
Inflation Effect		(4,830,681)
Gross carrying amount, Ending Balance	30,140,244	28,022,638
12-month ECL [member] | Stage 1 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	93,010,615
Financial assets derecognized during the period other than writte-offs	(5,384,216)
New financial assets originated or purchased	24,098,264
Modification of contractual cash flows of financial assets	0
Changes in interest accrual	0
FX and other movements	1,355,335
FX and other movements	(30,014,751)
Gross carrying amount, Ending Balance	82,343,496	93,010,615
12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	122,301,109	98,531,831
Financial assets derecognized during the period other than writte-offs	(36,157,200)	(71,205,950)
New financial assets originated or purchased	80,611,231	116,853,630
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
FX and other movements	5,423,721
FX and other movements	(38,807,684)	(955,314)
Inflation Effect		(19,577,262)
Gross carrying amount, Ending Balance	133,275,379	122,301,109
12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	41,039,891	40,052,780
Financial assets derecognized during the period other than writte-offs	(724,768)	(720,307)
New financial assets originated or purchased	16,179,401	9,370,544
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
FX and other movements	18,384
FX and other movements	(13,243,671)	5,312
Inflation Effect		(7,958,075)
Gross carrying amount, Ending Balance	39,083,960	41,039,891
12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	93,010,615	73,592,991
Financial assets derecognized during the period other than writte-offs		(7,860,281)
New financial assets originated or purchased		37,281,613
Modification of contractual cash flows of financial assets		0
Changes in interest accrual		0
FX and other movements		4,612,978
Inflation Effect		(14,622,168)
Gross carrying amount, Ending Balance		93,010,615
Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	3,521,997	1,169,795
Financial assets derecognized during the period other than writte-offs	(1,062,828)	(687,029)
New financial assets originated or purchased	2,679,052	2,931,419
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
FX and other movements	4,429
FX and other movements	(1,136,558)	(338,653)
Inflation Effect		(232,426)
Gross carrying amount, Ending Balance	4,158,640	3,521,997
Lifetime ECL [member] | Stage 2 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	14,300,942
Financial assets derecognized during the period other than writte-offs	(1,611,202)
New financial assets originated or purchased	6,011,249
Modification of contractual cash flows of financial assets	0
Changes in interest accrual	0
FX and other movements	120,613
FX and other movements	(4,614,949)
Gross carrying amount, Ending Balance	13,899,196	14,300,942
Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	8,215,665	989,840
Financial assets derecognized during the period other than writte-offs	(3,276,411)	(785,321)
New financial assets originated or purchased	4,520,606	7,856,759
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
FX and other movements	(807,299)
FX and other movements	(2,651,215)	(840,121)
Gross carrying amount, Ending Balance	6,087,250	8,215,665
Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	7,400,401	10,167,226
Financial assets derecognized during the period other than writte-offs	(727,919)	(1,045,183)
New financial assets originated or purchased	767,534	2,621,787
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
FX and other movements	21,332
FX and other movements	(2,388,129)	(4,919)
Inflation Effect		(2,020,122)
Gross carrying amount, Ending Balance	6,612,135	7,400,401
Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	14,300,942	10,300,527
Financial assets derecognized during the period other than writte-offs		(2,394,705)
New financial assets originated or purchased		9,754,613
Modification of contractual cash flows of financial assets		0
Changes in interest accrual		0
FX and other movements		(120,178)
Inflation Effect		(2,046,608)
Gross carrying amount, Ending Balance		14,300,942
Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	802,398	472,030
Financial assets derecognized during the period other than writte-offs	(358,539)	(358,303)
New financial assets originated or purchased	1,321,045	707,794
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
FX and other movements	126,809
FX and other movements	(258,934)	(51,951)
Inflation Effect		(93,790)
Gross carrying amount, Ending Balance	1,797,686	802,398
Lifetime ECL [member] | Stage 3 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	2,606,255
Financial assets derecognized during the period other than writte-offs	(1,108,128)
New financial assets originated or purchased	1,474,390
Modification of contractual cash flows of financial assets	0
Changes in interest accrual	0
FX and other movements	220,377
FX and other movements	(841,045)
Gross carrying amount, Ending Balance	3,381,057	2,606,255
Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	809,668	554,188
Financial assets derecognized during the period other than writte-offs	1,525,251
New financial assets originated or purchased	49,053	225,382
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
FX and other movements	388,318
FX and other movements	(261,282)	(14,438)
Gross carrying amount, Ending Balance	2,520,902	809,668
Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	2,934,995	3,251,395
Financial assets derecognized during the period other than writte-offs	(1,810,868)	(1,754,350)
New financial assets originated or purchased	1,003,388	55,611
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
FX and other movements	(39,716)
FX and other movements	(947,130)	(393)
Inflation Effect		(646,019)
Gross carrying amount, Ending Balance	3,787,030	2,934,995
Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carryng amount, Beginning Balance	2,606,255	2,209,276
Financial assets derecognized during the period other than writte-offs		(1,554,807)
New financial assets originated or purchased		1,430,839
Modification of contractual cash flows of financial assets		0
Changes in interest accrual		0
FX and other movements		(227,318)
Inflation Effect		(438,960)
Gross carrying amount, Ending Balance		2,606,255
Purchased Credit-Impaired [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
Purchased Credit-Impaired [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Modification of contractual cash flows of financial assets	0
Changes in interest accrual	0
Purchased Credit-Impaired [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
Purchased Credit-Impaired [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Modification of contractual cash flows of financial assets	0	0
Changes in interest accrual	0	0
Purchased Credit-Impaired [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Modification of contractual cash flows of financial assets		0
Changes in interest accrual		0
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(566,583)	(977,594)
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,127,658)
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(555,567)	(1,307,936)
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,933,644)	(2,177,809)
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(2,677,919)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	566,583	977,594
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,127,658
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	555,567	1,307,936
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,933,644	2,177,809
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		2,677,919
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(106,715)	(98,440)
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(688,232)
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(9,894)	(99,272)
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,398,286)	(832,017)
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(788,355)
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	106,715	98,440
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	688,232
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	9,894	99,272
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,398,286	832,017
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		788,355
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(61,468)	(40,969)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(373,079)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(55,374)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,288,696)	(1,265,342)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(451,953)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	61,468	40,969
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	373,079
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		55,374
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,288,696	1,265,342
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		451,953
Transfer from stage 3 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	355,843
Transfer from stage 3 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	2,094,139
Transfer from stage 3 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	469,663	61,382
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(355,843)	12,791
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(2,094,139)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(469,663)	(61,382)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	21,883	2,315
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		53,083
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(12,791)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(21,883)	(2,315)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(53,083)
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		270,525
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	1,127,915	3,233,170
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		3,471,756
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,276	(270,525)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	32,103
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(1,127,915)	(3,233,170)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(3,471,756)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,276)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail portfolios [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(32,103)
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	18,738	66,293
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	$ (18,738)	$ (66,293)